Cover Document	Oct. 30, 2019
Cover page.
Title of 12(b) Security	Common Stock, par value $0.001 per share
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	Ensign Group, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33757
Entity Tax Identification Number	33-0861263
Entity Address, Address Line One	29222 Rancho Viejo Road, Suite 127,
Entity Address, City or Town	San Juan Capistrano,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92675
City Area Code	949
Local Phone Number	487-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001125376
Amendment Flag	false
Trading Symbol	ENSG
Security Exchange Name	NASDAQ